Provision for Employee Benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Provision for Employee Benefits [Line Items]
Plan asset is unfunded (in Dollars)	$ 644,321
Percentage of annual disability rate		5.00%
Percentage of weighted average discount rate	2.50%
Weighted average remaining time to retire	26 years 7 days
Percentage of salary increase rate	2.00%
Percentage of variation rate	1.00%
Financial Assumptions [Member]
Provision for Employee Benefits [Line Items]
Percentage of weighted average discount rate	1.85%
Weighted average remaining time to retire	12 years 2 months 1 day
Percentage of salary increase rate	2.00%
Demographic Assumptions [Member]
Provision for Employee Benefits [Line Items]
Annual disability rate	5.00%